Business Basis of Presentation and Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net investment income									$ 19,586	$ 17,494	$ 14,729
Expenses
Policyholder benefits and claims									35,471	29,187	28,005
Other expenses									18,537	12,927	10,761
Income (loss) from continuing operations before provision for income tax									9,185	3,730	(4,615)
Provision for income tax expense (benefit)									2,793	1,110	(2,106)
Income (loss) from continuing operations, net of income tax	963	3,444	1,061	924	(13)	291	1,526	816	6,392	2,620	(2,509)
Net income (loss)	988	3,450	1,093	884	10	294	1,537	822	6,415	2,663	(2,447)
Less: Net income (loss) attributable to noncontrolling interests	(2)	(6)	(7)	7	3	4	(10)	(1)	(8)	(4)	(36)
Net income (loss) attributable to MetLife, Inc.	990	3,456	1,100	877	7	290	1,547	823	6,423	2,667	(2,411)
Net income (loss) available to MetLife, Inc.'s common shareholders	959	3,426	1,069	701	(24)	260	1,516	793	6,155	2,545	(2,533)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders per common share:
Basic	$ 0.88	$ 3.22	$ 0.98	$ 0.70	$ (0.04)	$ 0.30	$ 1.83	$ 0.95	$ 5.79	$ 2.83	$ (3.17)
Diluted	$ 0.88	$ 3.20	$ 0.97	$ 0.70	$ (0.04)	$ 0.29	$ 1.82	$ 0.95	$ 5.74	$ 2.81	$ (3.17)
Net income (loss) available to MetLife, Inc.'s common shareholders per common share:
Basic	$ 0.90	$ 3.23	$ 1.01	$ 0.66	$ (0.02)	$ 0.30	$ 1.84	$ 0.96	$ 5.81	$ 2.88	$ (3.09)
Diluted	$ 0.90	$ 3.21	$ 1.00	$ 0.66	$ (0.02)	$ 0.29	$ 1.83	$ 0.96	$ 5.76	$ 2.86	$ (3.09)
Impact of income (loss) from discontinued real estate operations									3	4	4
Impact of income (loss) from discontinued real estate operations, net investment income									5	6	6
Impact of income (loss) from discontinued real estate operations, net investment income, taxes									2	2	2
Previously Reported [Member]
Revenues
Net investment income									19,601	17,505	14,735
Expenses
Policyholder benefits and claims									35,457	29,185	28,003
Other expenses									17,730	12,764	10,521
Income (loss) from continuing operations before provision for income tax									10,021	3,906	(4,367)
Provision for income tax expense (benefit)									3,073	1,163	(2,027)
Income (loss) from continuing operations, net of income tax									6,948	2,743	(2,340)
Net income (loss)									6,971	2,786	(2,278)
Less: Net income (loss) attributable to noncontrolling interests									(10)	(4)	(32)
Net income (loss) attributable to MetLife, Inc.									6,981	2,790	(2,246)
Net income (loss) available to MetLife, Inc.'s common shareholders									6,713	2,668	(2,368)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders per common share:
Basic									$ 6.32	$ 2.98	$ (2.96)
Diluted									$ 6.27	$ 2.96	$ (2.96)
Net income (loss) available to MetLife, Inc.'s common shareholders per common share:
Basic									$ 6.34	$ 3.02	$ (2.89)
Diluted									$ 6.29	$ 3.00	$ (2.89)
Restatement Adjustment [Member]
Revenues
Net investment income									(15)	(11)	(6)
Expenses
Policyholder benefits and claims									14	2	2
Other expenses									807	163	240
Income (loss) from continuing operations before provision for income tax									(836)	(176)	(248)
Provision for income tax expense (benefit)									(280)	(53)	(79)
Income (loss) from continuing operations, net of income tax									(556)	(123)	(169)
Net income (loss)									(556)	(123)	(169)
Less: Net income (loss) attributable to noncontrolling interests									2	0	(4)
Net income (loss) attributable to MetLife, Inc.									(558)	(123)	(165)
Net income (loss) available to MetLife, Inc.'s common shareholders									$ (558)	$ (123)	$ (165)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.'s common shareholders per common share:
Basic									$ (0.53)	$ (0.15)	$ (0.21)
Diluted									$ (0.53)	$ (0.15)	$ (0.21)
Net income (loss) available to MetLife, Inc.'s common shareholders per common share:
Basic									$ (0.53)	$ (0.14)	$ (0.20)
Diluted									$ (0.53)	$ (0.14)	$ (0.20)